Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Beginning Balance	$ 555,043
Acquisitions		$ 214,852
Adjustment on fair value for business combinations (Note 12)		31,137
Ending Balance	15,508,516	555,043
Licences and Software member]
Intangible assets
Beginning Balance	227,159
Ending Balance	428,994	227,159
Licences and Software member] | Electric power transmission lines
Intangible assets
Beginning Balance	284,349	302,382
Ending Balance		284,349
Other intangibles [member]
Intangible assets
Beginning Balance	134,164
Ending Balance	786,788	134,164
Other intangibles [member] | Electric power transmission lines
Intangible assets
Beginning Balance	270,694	180,716
Ending Balance		270,694
Concessions and Rights [Member]
Intangible assets
Beginning Balance	177,309
Ending Balance	12,625,316	177,309
Easements [Member]
Intangible assets
Beginning Balance	16,411
Ending Balance	1,667,418	16,411
Intangible assets [Member]
Intangible assets
Beginning Balance	555,043
Ending Balance	15,508,516	555,043
Intangible assets [Member] | Electric power transmission lines
Intangible assets
Beginning Balance	555,043	483,098
Ending Balance		555,043
Cost [member]
Intangible assets
Adjustment on fair value for business combinations (Note 12)	17,640,458	720,670
Cost [member] | Licences and Software member]
Intangible assets
Beginning Balance	835,030
Acquisitions	140,263
Effect of business combination (Note 12)	130,634
Disposals	(21,581)
Foreign currency translation	82,397
Transfers/reclassifications	(47,932)
Ending Balance	1,118,811	835,030
Cost [member] | Licences and Software member] | Electric power transmission lines
Intangible assets
Beginning Balance	1,066,019	994,599
Acquisitions		43,817
Effect of control loss in subsidiaries (Note 28)		(10,584)
Adjustment on fair value for business combinations (Note 12)		156
Disposals		(5,430)
Foreign currency translation		12,569
Transfers/reclassifications		30,892
Ending Balance		1,066,019
Cost [member] | Other intangibles [member]
Intangible assets
Beginning Balance	201,463
Acquisitions	11,456
Effect of business combination (Note 12)	666,455
Disposals	(226)
Foreign currency translation	83,856
Transfers/reclassifications	(22,924)
Ending Balance	940,080	201,463
Cost [member] | Other intangibles [member] | Electric power transmission lines
Intangible assets
Beginning Balance	400,758	285,247
Acquisitions		46,265
Effect of control loss in subsidiaries (Note 28)		0
Adjustment on fair value for business combinations (Note 12)		0
Disposals		0
Foreign currency translation		5,072
Transfers/reclassifications		64,174
Ending Balance		400,758
Cost [member] | Concessions and Rights [Member]
Intangible assets
Beginning Balance	351,108
Acquisitions	275,736
Effect of business combination (Note 12)	11,910,589
Disposals	(402)
Foreign currency translation	893,249
Transfers/reclassifications	73,161
Ending Balance	13,503,441	351,108
Cost [member] | Easements [Member]
Intangible assets
Beginning Balance	79,176
Acquisitions	16,891
Effect of business combination (Note 12)	1,618,801
Disposals	(79)
Foreign currency translation	18,553
Transfers/reclassifications	37
Ending Balance	1,733,379	79,176
Cost [member] | Intangible assets [Member]
Intangible assets
Beginning Balance	1,466,777
Acquisitions	444,346
Effect of business combination (Note 12)	14,326,479
Disposals	(22,288)
Foreign currency translation	1,078,055
Transfers/reclassifications	2,342
Ending Balance	17,295,711	1,466,777
Cost [member] | Intangible assets [Member] | Electric power transmission lines
Intangible assets
Beginning Balance	1,466,777	1,279,846
Acquisitions		90,082
Effect of control loss in subsidiaries (Note 28)		(10,584)
Adjustment on fair value for business combinations (Note 12)		156
Disposals		(5,430)
Foreign currency translation		17,641
Transfers/reclassifications		95,066
Ending Balance		1,466,777
Accumulated amortization and impairment losses [member] | Licences and Software member]
Intangible assets
Beginning Balance	(607,871)
Amortization of the period	123,796
Recovery -losses for impairment (Note 18)	(57)
Disposals	21,313
Foreign currency translation	(55,695)
Transfers/reclassifications	(171,303)
Ending Balance	(689,817)	(607,871)
Accumulated amortization and impairment losses [member] | Licences and Software member] | Electric power transmission lines
Intangible assets
Beginning Balance	(781,670)	(692,217)
Amortization of the period		(93,907)
Effect of control loss in subsidiaries (Note 28)		9,877
Recovery -losses for impairment (Note 18)		(176)
Disposals		5,558
Foreign currency translation		(8,689)
Transfers/reclassifications		(2,116)
Ending Balance		(781,670)
Accumulated amortization and impairment losses [member] | Other intangibles [member]
Intangible assets
Beginning Balance	(67,299)
Amortization of the period	(19,780)
Recovery -losses for impairment (Note 18)	0
Disposals	56
Foreign currency translation	(66,333)
Transfers/reclassifications	64
Ending Balance	(153,292)	(67,299)
Accumulated amortization and impairment losses [member] | Other intangibles [member] | Electric power transmission lines
Intangible assets
Beginning Balance	(130,064)	(104,531)
Amortization of the period		(23,429)
Effect of control loss in subsidiaries (Note 28)		0
Recovery -losses for impairment (Note 18)		5
Disposals		11
Foreign currency translation		(65)
Transfers/reclassifications		(2,055)
Ending Balance		(130,064)
Accumulated amortization and impairment losses [member] | Concessions and Rights [Member]
Intangible assets
Beginning Balance	(173,799)
Amortization of the period	(427,989)
Foreign currency translation	(447,697)
Transfers/reclassifications	171,360
Ending Balance	(878,125)	(173,799)
Accumulated amortization and impairment losses [member] | Easements [Member]
Intangible assets
Beginning Balance	(62,765)
Amortization of the period	(3,200)
Disposals	41
Transfers/reclassifications	(37)
Ending Balance	(65,961)	(62,765)
Accumulated amortization and impairment losses [member] | Intangible assets [Member]
Intangible assets
Beginning Balance	(911,734)
Amortization of the period	(327,173)
Recovery -losses for impairment (Note 18)	(57)
Disposals	21,410
Foreign currency translation	(569,725)
Transfers/reclassifications	84
Ending Balance	(1,787,195)	(911,734)
Accumulated amortization and impairment losses [member] | Intangible assets [Member] | Electric power transmission lines
Intangible assets
Beginning Balance	$ (911,734)	(796,748)
Amortization of the period		(117,336)
Effect of control loss in subsidiaries (Note 28)		9,877
Recovery -losses for impairment (Note 18)		(171)
Disposals		5,569
Foreign currency translation		(8,754)
Transfers/reclassifications		(4,171)
Ending Balance		$ (911,734)